Business Developments - Assets and liabilities (Details) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Sep. 30, 2020
Assets held for sale:
Total	¥ 10,193,119	¥ 0
Liabilities held for sale:
Total	10,874,609	¥ 0
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Assets held for sale:
Interest-earning deposits in other banks	1,288,478
Investment securities	3,127,206
Loans, net of allowance for credit losses	6,359,733
Other	933,078
Total	11,708,495
Liabilities held for sale:
Deposits	9,933,030
Other	941,579
Total	¥ 10,874,609